Financial Instruments - Fair Value and Risk Management - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities, Including Levels in Fair Value Hierarchy (Detail)
R$ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents	$ 17,374	R$ 67,321	$ 102,189	R$ 395,962	R$ 111,305	R$ 249,064
Restricted cash, current and non-current portion	5,556	21,529		34,445
Trade accounts receivables	42,275	163,807		113,168
Due from related parties	2	7		12
Judicial deposits	30,896	119,717		106,914
Other assets, current and non-current portion	3,656	14,166		22,246
Trade accounts payable	(87,003)	(337,120)		(365,835)
Reverse factoring	(11,685)	(45,276)		(148,928)
Long-term debt	(59,069)	(228,879)		(285,971)
Accrued expenses	(35,285)	(136,721)		(120,366)
Other current liabilities	(6,635)	(25,711)		(31,017)
Other liabilities, current and non-current portion	(6,636)	(25,711)
Total	$ (99,917)	(387,160)		(279,370)
Carrying amount [member] | Financial liabilities at amortised cost, category [member]
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents		0
Restricted cash, current and non-current portion		0
Trade accounts receivables		0
Due from related parties		0
Judicial deposits		0
Other assets, current and non-current portion		0
Trade accounts payable		(337,120)		(365,835)
Reverse factoring		(45,276)		(148,928)
Long-term debt		(228,879)		(285,971)
Accrued expenses		(136,721)		(120,366)
Other current liabilities				(31,017)
Other liabilities, current and non-current portion		(25,711)
Total		(773,707)		(952,117)
Carrying amount [member] | Financial assets at amortised cost, category [member]
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents		67,321		395,962
Restricted cash, current and non-current portion		21,529		34,445
Trade accounts receivables		163,807		113,168
Due from related parties		7		12
Judicial deposits		119,717		106,914
Other assets, current and non-current portion		14,166		22,246
Trade accounts payable		0
Reverse factoring		0
Long-term debt		0
Accrued expenses		0
Other liabilities, current and non-current portion		0
Total		386,547		R$ 672,747
Carrying amount [member] | Fair value [member]
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents		0
Restricted cash, current and non-current portion		0
Trade accounts receivables		0
Due from related parties		0
Judicial deposits		0
Other assets, current and non-current portion		0
Trade accounts payable		0
Reverse factoring		0
Long-term debt		0
Accrued expenses		0
Other liabilities, current and non-current portion		0
Total		R$ 0